COMMITMENTS	12 Months Ended
Dec. 31, 2017
COMMITMENTS
COMMITMENTS

25COMMITMENTS

(a)Capital commitments

Capital commitments outstanding at December 31, 2016 and 2017 not provided for in the financial statements were as follows:

	As of December 31, 2016	As of December 31, 2017

Contracted for	510,999	1,065,551

(b)Lease commitments

The Company’s lease commitments are disclosed in note 13.